Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 03, 2008
Class of Warrant or Right [Line Items]
Warrants Issued	108,986,205	110,507,188	196,189
Exercise Price			2.42
Weighted- Average Exercise Price	0.42	0.43
Exercised	0	0
Warrants Outstanding	108,986,205	110,507,188
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date	Jun. 02, 2008	Jan. 02, 2008
Warrants Issued	196,189	299,063
Exercise Price	2.42	2.42
Weighted- Average Exercise Price	2.42	2.42
Expiration Date	Jun. 02, 2013	Jan. 02, 2013
Exercised	0	0
Warrants Outstanding	196,189	299,063
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010	Jun. 02, 2008
Warrants Issued	6,415,080	196,189
Exercise Price	0.56	2.42
Weighted- Average Exercise Price	0.56	2.42
Expiration Date	Sep. 03, 2015	Jun. 06, 2013
Exercised	0	0
Warrants Outstanding	6,415,080	196,189
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010	Sep. 03, 2010
Warrants Issued	1,056,930	1,221,920
Exercise Price	1.10	0.53
Weighted- Average Exercise Price	1.10	0.53
Expiration Date	Sep. 03, 2015	Mar. 03, 2013
Exercised	0	0
Warrants Outstanding	1,056,930	1,221,920
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Sep. 03, 2010
Warrants Issued	42,350,002	6,415,080
Exercise Price	0.30	0.56
Weighted- Average Exercise Price	0.30	0.56
Expiration Date	May 26, 2014	Sep. 03, 2015
Exercised	0	0
Warrants Outstanding	42,350,002	6,415,080
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Sep. 03, 2010
Warrants Issued	7,174,001	1,056,930
Exercise Price	0.30	1.10
Weighted- Average Exercise Price	0.30	1.10
Expiration Date	Jun. 18, 2014	Sep. 03, 2015
Exercised	0	0
Warrants Outstanding	7,174,001	1,056,930
Warrant 6
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Nov. 26, 2012
Warrants Issued	42,350,002	42,350,002
Exercise Price	0.50	0.30
Weighted- Average Exercise Price	0.50	0.30
Expiration Date	Nov. 26, 2017	May 26, 2014
Exercised	0	0
Warrants Outstanding	42,350,002	42,350,002
Warrant 7
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Dec. 18, 2012
Warrants Issued	2,090,000	7,174,001
Exercise Price	0.33	0.30
Weighted- Average Exercise Price	0.33	0.30
Expiration Date	Nov. 26, 2017	Jun. 18, 2014
Exercised	0	0
Warrants Outstanding	2,090,000	7,174,001
Warrant 8
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Nov. 26, 2012
Warrants Issued	7,174,001	42,350,002
Exercise Price	0.50	0.50
Weighted- Average Exercise Price	0.50	0.50
Expiration Date	Dec. 18, 2017	Nov. 26, 2017
Exercised	0	0
Warrants Outstanding	7,174,001	42,350,002
Warrant 9
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Nov. 26, 2012
Warrants Issued	180,000	2,090,000
Exercise Price	0.33	0.33
Weighted- Average Exercise Price	0.33	0.33
Expiration Date	Dec. 18, 2017	Nov. 26, 2017
Exercised	0	0
Warrants Outstanding	180,000	2,090,000
Warrant 10
Class of Warrant or Right [Line Items]
Grant Date		Dec. 18, 2012
Warrants Issued		7,174,001
Exercise Price		0.50
Weighted- Average Exercise Price		0.50
Expiration Date		Dec. 18, 2017
Exercised		0
Warrants Outstanding		7,174,001
Warrant 11
Class of Warrant or Right [Line Items]
Grant Date		Dec. 18, 2012
Warrants Issued		180,000
Exercise Price		0.33
Weighted- Average Exercise Price		0.33
Expiration Date		Dec. 18, 2017
Exercised		0
Warrants Outstanding		180,000